Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Operating Lease Expenses Included in Determination of Net Income [Table Text Block]
Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2012	2013	2014
	US$	US$	US$
Office premises	778,364	726,893	700,402
Residential apartments for employees	102,725	104,557	81,308
Total operating lease expense	881,089	831,450	781,710

Schedule Of Future Minimum Rental Payments For Operating Leases Table [Text Block]
The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2015	525,791
2016	308,732
2017	231,058
2018	237,989
2019	40,753